Retirement Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure
401(k) plan, percentage of employer match (in percent)	3.00%
401(k) plan, maximum percentage contribution by employer (in percent)	6.00%
Defined contribution plan, cost	$ 500	$ 500	$ 600
Profit sharing contribution made to the 401(k) plan	1,200	800	600
SERP
Defined Benefit Plan Disclosure
SERP, accrued liability	1,700
SERP, accrued expense	100	$ 100	$ 40
Distribution paid	$ 200